Investment income	12 Months Ended
Dec. 31, 2024
Investment income [abstract]
Investment income
23 Investment income

Investment income
in EUR million	2024	2023	2022
Dividend income	117	105	149
Realised gains/losses on disposal of debt instruments measured at FVOCI	-104	-11	32
Income from and fair value gains/losses on investment properties			-1
	13	95	181
In 2024, 2023 and 2022 dividend income mainly consists of dividend received from ING’s equity stake in Bank of Beijing.